UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

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Selkirk No. 3V Investments (Exact name of securitizer as specified in its charter)

0001623655 (Central Index Key Number of securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported)

January 28, 2016

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Paul W. Karr, (212) 770-7000

Name and telephone number, including area code,

of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☑

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 28, 2016

Selkirk No. 3V Investments

            Securitizer

By:             /S/ KEITH HONIG

         Keith Honig

         Trustee